Dividends	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Dividends
35.	DIVIDENDS

Record date	Payment date	Total Dividends on Common Stock

July 5, 2023	July 24, 2023	$7.0

August 25, 2023	September 29, 2023	6.9

November 30, 2023	December 29, 2023	6.9

February 29, 2024	March 28, 2024	7.1

		$27.9

During the year ended March 31, 2024, the Company paid ordinary dividends to common shareholders on a quarterly basis at US $0.05 per common share in the aggregate amount of $27.9 million (March 31, 2023 - $30.7 million), recorded as a distribution through retained earnings.